Unaudited Condensed Consolidated Statements Of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities
Net (loss) income	$ (1,541,273)	$ 9,520,691	$ 9,438,181	$ 11,627,209
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Non redemption agreement	372,710	0
Gain on marketable securities (net), dividends and interest, held in Trust Account	(1,020,303)	(344,005)	(3,195,723)	(23,003)
Formation and operating expenses funded by note payable through Sponsor	0	21,134
Change in fair value of derivative warrant liabilities	377,000	(9,875,500)	(10,252,500)	(14,284,500)
Gain on investments held in Trust Account			(3,195,723)	(23,003)
Changes in operating assets and liabilities:
Prepaid and other assets	(20,077)	95,499
Income tax payable	(283,050)	11,064	765,554	0
Accounts payable	37,280	7,242	1,248,818	325,557
Accrued expenses	942,250	158,377	825,809	933,760
Prepaid expenses			259,443	291,217
Due to related party			47,694	0
Franchise tax payable			(94,044)	117,058
Net cash provided by (used in) operating activities	(1,135,463)	(405,498)	(956,768)	(1,012,702)
Cash Flows from Investing Activities
Cash deposited in Trust Account for extension	(900,000)	0	(900,000)	0
Cash withdrawn from Trust Account for redemptions			180,858,526	0
Cash withdrawn from Trust Account to pay franchise and income taxes	411,200	0	1,131,969	0
Net cash used in investing activities	(488,800)	0	181,090,495	0
Cash Flows from Financing Activities
Offering costs paid	0	(70,000)
Proceeds from note payable and advances from related party	1,200,000	0	1,100,000	0
Offering costs paid			(70,000)	0
Redemption of Class A common stock			(180,858,526)	0
Net cash provided by (used in) financing activities	1,200,000	(70,000)	(179,828,526)	0
Net decrease in cash	(424,263)	(475,498)	305,201	(1,012,702)
Cash—beginning of period	1,016,853	711,652	711,652	1,724,354
Cash—end of period	$ 592,590	$ 236,154	$ 1,016,853	$ 711,652